INCOME TAXES - Summary of Reconciliation between Statutory and Effective Tax Rates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income before income tax expense	$ 1,346	$ 1,272
Income tax expense at statutory rate of 26.5% (2023 - 26.5%)	357	337
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(83)	(141)
Impact of DTA Implementation Decision	0	48
Overheads capitalized for accounting but deducted for tax purposes	(51)	(41)
Interest capitalized for accounting but deducted for tax purposes	(23)	(19)
Pension and post-retirement benefit contributions in excess of pension expense	(10)	(1)
Environmental expenditures	(3)	(4)
Other	(4)	(4)
Net temporary differences attributable to regulated business	(174)	(162)
Net permanent differences	(2)	3
Total income tax expense	$ 181	$ 178
Effective income tax rate	13.40%	14.00%
Statutory income tax rate	26.50%	26.50%